Lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Operating lease cost | $	$ 158		$ 187
Short-term lease cost | $	87		8
Total lease cost | $	$ 245		$ 195
ZHEJIANG TIANLAN [Member]
Operating lease cost | ¥		¥ 773		¥ 157
Amortization of right-of-use assets | ¥		703		141
Interest on lease liabilities included under cost of revenue and selling and administrative expenses | ¥		¥ 70		¥ 16